Equity (Details Textual)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity, Reverse Stock Split	a one-for-8.691 reverse stock split ratio and accompanying reduction in Objet's authorized share capital from NIS 5,000,000 to NIS 600,000 and a corresponding reduction in the nominal value per share from NIS 0.0833 to NIS 0.01, each of which became effective at the effective time of the merger.